Deferred charges (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs [Abstract]
Deferred Charges

	Dry-docking	Financing fees	Total
December 31, 2014	$18,506	$8,100	$26,606
Costs incurred	32,837	7,113	39,950
Amortization expensed (1)	(8,569)	(525)	(9,094)
Amortization capitalized	—	(163)	(163)
December 31, 2015	$42,774	$14,525	$57,299
Costs incurred	19,119	6,305	25,424
Amortization expensed (1)	(12,856)	(1,768)	(14,624)
December 31, 2016	$49,037	$19,062	$68,099

(1)

Amortization of dry-docking costs is included in depreciation and amortization.  Amortization of financing fees is included in interest expense and amortization of deferred financing fees, unless it qualifies for capitalization.